Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	$ 77,461	$ 80,280
Royalties payable	24,113	18,166
Other accounts payable and accrued liabilities	107,207	94,600
Payroll and related benefits	64,968	56,715
Other taxes payable	12,006	11,208
Other tax payables	20,332	20,969
Total accounts payable and accrued liabilities	$ 306,087	$ 281,938